Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 11, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity-based awards to our executive officers in the fourth quarter of each calendar year, or the first quarter of the following year, although the exact timing may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	We generally grant annual equity-based awards to our executive officers in the fourth quarter of each calendar year, or the first quarter of the following year, although the exact timing may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

					Percentage change in the closing market price
					of the securities underlying the award between
		Number of	Exercise	Grant Date	the trading day ending immediately prior to the
		Securities	Price of the	Fair Value	disclosure of material nonpublic information and
		Underlying	Award	of the Award	the trading day beginning immediately following
Name	Grant Date	the Award	($/Share)	($) (1)	the disclosure of material nonpublic information.
Daniel Paterson	3/11/2024	23,843	$11.44	$213,973	2.4%
Daniel Paterson	3/11/2024	144,137	$11.44	$1,281,072	2.4%
Daniel Calkins	3/11/2024	1,175	$11.44	$10,545	2.4%
Daniel Calkins	3/11/2024	5,413	$11.44	$48,110	2.4%

(1)	Amounts reported in this column reflect the full grant date fair value of the exchange options granted to the named executive officers in connection with the Option Exchange Program completed in March 2024, in exchange for the eligible options held by such named executive officers as of such date, as computed in accordance with FASB ASC Topic 718. The amounts reported in this column differ from those reported in the Summary Compensation Table above because the Summary Compensation Table includes only the incremental fair value of the exchange options, as determined in accordance with FASB ASC Topic 718, pursuant to Item 402(c) of Regulation S-K.

Daniel Paterson, Underlying the Award 23,843
Awards Close in Time to MNPI Disclosures
Name		Daniel Paterson
Underlying Securities		23,843
Exercise Price | $ / shares		$ 11.44
Fair Value as of Grant Date | $		$ 213,973
Underlying Security Market Price Change		2.4
Daniel Paterson, Underlying the Award 144,137
Awards Close in Time to MNPI Disclosures
Name		Daniel Paterson
Underlying Securities		144,137
Exercise Price | $ / shares		$ 11.44
Fair Value as of Grant Date | $		$ 1,281,072
Underlying Security Market Price Change		2.4
Daniel Calkins, Underlying the Award 1,175
Awards Close in Time to MNPI Disclosures
Name		Daniel Calkins
Underlying Securities		1,175
Exercise Price | $ / shares		$ 11.44
Fair Value as of Grant Date | $		$ 10,545
Underlying Security Market Price Change		2.4
Daniel Calkins, Underlying the Award 5,413
Awards Close in Time to MNPI Disclosures
Name		Daniel Calkins
Underlying Securities		5,413
Exercise Price | $ / shares		$ 11.44
Fair Value as of Grant Date | $		$ 48,110
Underlying Security Market Price Change		2.4